Earnings per share - Earnings per share, basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary Shares
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	$ (1.0042)	$ 0.1984	$ 0.4698
Diluted earnings (loss) per share (USD per share)	(1.0042)	0.1973	0.4667
American Depositary Share
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	(6.03)	1.19	2.82
Diluted earnings (loss) per share (USD per share)	$ (6.03)	$ 1.18	$ 2.80